Warrants Payable - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Jan. 07, 2021	Mar. 21, 2017	Sep. 30, 2015	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 05, 2020	Dec. 31, 2017	Nov. 30, 2016
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights									122,052	139,629
Exercise price of warrants									$ 3.45	$ 2.61
Expiration date			Sep. 02, 2022
Change in fair value of warrants payable				$ (85,506)	$ 2,237	$ 80,328	$ 2,909
Warrants exercisable commencing date				Apr. 24, 2021
Warrants outstanding, aggregate value				$ 62,039		$ 97,782	$ 17,672
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00 [Member]
Class Of Warrant Or Right [Line Items]
Exercise price of warrants				$ 0.01
Class of warrant or right, minimum threshold written notice period for redemption of warrants				30 days
Closing price of share for threshold consecutive trading days				20 days
Share Price				$ 18.00
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00 [Member]
Class Of Warrant Or Right [Line Items]
Redemption price per warrant				$ 0.10
Class of warrant or right, minimum threshold written notice period for redemption of warrants				30 days
Closing price of share for threshold consecutive trading days				20 days
Stock price trigger for redemption of public warrants				$ 10.00
Share Price				$ 18.00
Common Stock [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights			2,100,000			4,342,956
Exercise price of warrants			$ 1.04			$ 0.5039
Additional shares of warrants			2,100,000			4,342,956
Series D Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights		1,266,284				2,618,770
Exercise price of warrants		$ 9.38				$ 4.5346		$ 0
Warrant or right, reason for issuance, description				In conjunction with the Loan Facility effective March 21, 2017, the Corporation issued warrants to purchase 1,266,284 shares of the Corporation’s Series D preferred stock at an exercise price of $9.38 per share, which expire on September 30, 2027. The warrants are exercisable at any time up to the expiration date. Per the original terms, in the event of an automatic conversion of the preferred stock prior to the exercise of the warrants, the warrants shall be exercisable in common stock.		In conjunction with the Loan Facility effective March 21, 2017, the Corporation issued warrants to purchase 2,618,770 shares of the Corporation’s Series D preferred stock at an exercise price of $4.5346 per share, which expire on September 30, 2027. The warrants are exercisable at any time and up to the expiration date. Per the original terms, in the event of an automatic conversion of the preferred stock prior to the exercise of the warrants, the warrants shall be exercisable in common stock.
Change in fair value of warrants payable		$ 1,200
Series D Preferred Stock [Member] | Merger Agreement With S C H [Member]
Class Of Warrant Or Right [Line Items]
Date of purchase agreement				Oct. 05, 2020		Oct. 05, 2020
Class B Common Stock
Class Of Warrant Or Right [Line Items]
Stock issued upon conversion				139,444,346
Share Price	$ 10.00
Class B Common Stock | Merger Agreement With S C H [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	3,484,154
Stock issued upon conversion	7,205,490
Class A Common Stock | Public Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	27,599,938			27,599,938
Exercise price of warrants				$ 11.50
Warrants outstanding, aggregate value				$ 44,400
Class A Common Stock | Private Placement Warrant [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights	10,933,333			10,933,333
Exercise price of warrants				$ 11.50
Warrants outstanding, aggregate value				$ 17,600